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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year Ended or Quarter Ended: June 30, 2004


Check here is Amendment [ ] Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Highland Capital Management, L.P.
13455 Noel Road Suite 1300
Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this report on behalf of Reporting Manager:

Name:       James D. Dondero
Title:      President
Phone:      972-628-4100

Signature, Place and Date of Signing:




/s/ James D. Dondero       Dallas, TX                    August 11, 2004
[Signature]                [City, State]                 [Date]


Report Type: (Check only one):

[X] 13F Holdings Report (Check here if all holdings of this reporting managers are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager (s). )

[ ] 13F Combination Report (Check here only if a portion of the holdings for this reporting manager are reported this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
NONE

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers: none

Form 13F Information Table Entry Total: 17

Form 13 F Information Table Value Total:  200,862
                                         (Thousands)


List of Other included Managers:

Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

NONE


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
                               Title                                                                    VOTING
                               of                     Value     SHRS OR     SH/   INVESTMENT  OTHER     AUTHORITY
Name of Issuer                 Class    CUSIP         (x $1000) PRN AMT     PRN   DISCRETION  MANAGERS  SOLE        SHARED  NONE
Amgen, Inc.                    COMMON   31162100      16,900       309,700  SH    SOLE                  SOLE
COVAD Communications Group     COMMON   222814204      4,200     1,750,000  SH    SOLE                  SOLE
Cox Commications, PCS, L.P.    COMMON   224044107      3,363       121,000  SH    SOLE                  SOLE
Exide Technologies Inc.        COMMON   302051206      1,878        91,807  SH    SOLE                  SOLE
Genesis Healthcare Corporation COMMON   37184D101        136         4,659  SH    SOLE                  SOLE
Hanger Orthopedic Group, Inc.  COMMON   41043F208      1,172       100,000  SH    SOLE                  SOLE
Horizon Offshore               COMMON   44043J105        532       440,275  SH    SOLE                  SOLE
Hospitality Properties         COMMON   44106M102      1,269        30,000  SH    SOLE                  SOLE
Interstate Hotels Corporation  COMMON   46088S106        202        37,500  SH    SOLE                  SOLE
Istar Financial Shares         COMMON   45031U101        268         6,700  SH    SOLE                  SOLE
La Quinta Corporation          COMMON   50419U202        252        30,000  SH    SOLE                  SOLE
Macerich Company               COMMON   554382101        297         6,200  SH    SOLE                  SOLE
Mariner Health Care, Inc.      COMMON   56845X108     20,793       772,977  SH    SOLE                  SOLE
Neighborcare Inc               COMMON   64015Y104    146,773     4,684,756  SH    SOLE                  SOLE
Pathmark Stores                PRFD     70322A119         15        17,481  SH    SOLE                  SOLE
Sun Healthcare Group           COMMON   866933401      2,508       278,970  SH    SOLE                  SOLE
Verizon Communications Inc.    COMMON   92343V104        304         8,400  SH    SOLE                  SOLE
                                                     -------
                                                     200,862